Acquisitions - NRPC Management, LLC (Details) - USD ($) $ in Thousands		12 Months Ended
	May 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Acquisitions
Cash outflow, net of cash acquired		$ 133,983	$ 37,820
NRPC Management, LLC
Acquisitions
Accounts receivable, net	$ 2
Inventory	185
Licenses	21,448
Deferred tax liabilities	(5,555)
Liabilities assumed	(3,318)
Net assets acquired	12,762
Cash consideration, net of working capital adjustments	9,927
Equity consideration	835
Deferred consideration	2,000
Total consideration	12,762
Cash outflow, net of cash acquired	$ 9,927